Balance sheet information - Cash, cash equivalents and restricted cash (Details) - USD ($) $ in Thousands	Jul. 03, 2021	Dec. 31, 2020	Jun. 27, 2020	Dec. 31, 2019
Cash and cash equivalents	$ 136,065	$ 86,839
Restricted cash	2,003	0
Cash, cash equivalents, and restricted cash	$ 138,068	$ 86,839	$ 126,240	$ 64,520